Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									10 Months Ended	12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Apr. 04, 2009	Nov. 30, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Net sales to unaffiliated customers:
Net sales	$ 1,454.6	$ 1,500.4	$ 1,544.8	$ 1,526.5	$ 1,462.6	$ 1,429.6	$ 1,492.8	$ 1,397.0			$ 6,026.3	$ 5,782.0	$ 5,186.2
Intersegment sales:
Segment Reporting Information, Intersegment sales											211.8	189.7	164.5
Income (loss) from continuing operations before taxes:
Income (loss) from continuing operations before taxes											232.9	239.0	(926.6)
Interest expense											(71.0)	(76.3)	(84.9)
Capital expenditures:
Capital expenditures											101.3	102.9	70.0
Depreciation expense:
Depreciation expense											168.0	172.9	187.6
Other expense, net by segment:
Other expense, net	15.9	18.1	8.3	4.3	6.2	5.0	2.8	5.6			46.6	19.6	178.0
Restructuring costs:
Severance and related costs	11.0	14.6	7.2	2.7	2.8	1.2	2.0	4.0			35.5	10.0	78.5
Asset impairment and lease cancellation charges	5.3	0.3	0.1	3.3	0.6	1.3	0.6	0.2			9.0	2.7	37.3
Other items:
Gain on sale of a product line											(5.6)
Gain on sale of investment							(0.5)				0	(0.5)
Loss from debt extinguishments	0.7				2.8		1.2		21.0	2.8	0.7	4.0	21.2
Loss from curtailment of domestic pension obligations						2.5					0	2.5
Legal settlements		0.5		(1.7)			(0.5)	1.4			(1.2)	0.9	41.0
OCP divestiture-related costs	8.2	2.7	1.0								8.2
Other expense, net	15.9	18.1	8.3	4.3	6.2	5.0	2.8	5.6			46.6	19.6	178.0
Continuing operations [Member]
Depreciation expense:
Depreciation expense											157.8	161.7	174.0
Pressure-sensitive Materials Segment [Member]
Net sales to unaffiliated customers:
Net sales											3,971.6	3,717.4	3,377.9
Intersegment sales:
Segment Reporting Information, Intersegment sales											170.0	157.0	147.1
Income (loss) from continuing operations before taxes:
Income (loss) from continuing operations before taxes											312.8	307.0	174.0
Capital expenditures:
Capital expenditures											65.3	50.2	41.5
Depreciation expense:
Depreciation expense											77.6	77.8	86.2
Other expense, net by segment:
Other expense, net											16.9	7.1	75.9
Other items:
Other expense, net											16.9	7.1	75.9
Retail Branding and Information Solutions [Member]
Net sales to unaffiliated customers:
Net sales											1,500.8	1,522.1	1,321.2
Intersegment sales:
Segment Reporting Information, Intersegment sales											2.3	2.0	1.6
Income (loss) from continuing operations before taxes:
Income (loss) from continuing operations before taxes											49.9	59.9	(905.1)
Capital expenditures:
Capital expenditures											20.9	28.2	19.6
Depreciation expense:
Depreciation expense											53.8	53.2	58.3
Other expense, net by segment:
Other expense, net											18.2	5.8	51.7
Other items:
Other expense, net											18.2	5.8	51.7
Other specialty converting businesses [Member]
Net sales to unaffiliated customers:
Net sales											553.9	542.5	487.1
Intersegment sales:
Segment Reporting Information, Intersegment sales											39.5	30.7	15.8
Income (loss) from continuing operations before taxes:
Income (loss) from continuing operations before taxes											(6.9)	(0.4)	(45.3)
Capital expenditures:
Capital expenditures											13.5	22.7	7.6
Depreciation expense:
Depreciation expense											22.6	26.7	25.6
Other expense, net by segment:
Other expense, net											2.6	3.2	29.2
Other items:
Other expense, net											2.6	3.2	29.2
Corporate [Member]
Income (loss) from continuing operations before taxes:
Income (loss) from continuing operations before taxes											(51.9)	(51.2)	(65.3)
Capital expenditures:
Capital expenditures											1.6	1.8	1.3
Depreciation expense:
Depreciation expense											3.8	4.0	3.9
Other expense, net by segment:
Other expense, net											8.9	3.5	21.2
Other items:
Other expense, net											$ 8.9	$ 3.5	$ 21.2